12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2016	2015
Insurance Commissions	$ (5,399,148)	$ (6,043,688)
Unearned Premium Reserves	2,126,996	1,656,106
Deferred Acquisition Cost Amortization	(1,115,119)	(320,224)
SPAE Capitalization	277,418	213,308
STAT & Tax Reserve	314,412	87,787
GAAP/STAT Premium Tax	(242,583)	(283,457)
Unrealized (Gain) Loss on
Marketable Debt Securities	650,626	(1,465,727)
Other	(31,132)	(29,629)
	$ (3,418,530)	$ (6,185,524)